INVENTORIES (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventories	$ 17,933,503	$ 17,114,755	$ 4,435,445
Sleepy cods, prawns, eels and marble goble [Member]
Inventory, Finished Goods, Gross	5,684,730	4,612,090
Grass Carp [Member]
Inventory, Finished Goods, Gross		4,612,090	0
Bread Grass [Member]
Inventory, Finished Goods, Gross	4,100,388	1,473,653	449,984
Beef Cattle [Member]
Inventory, Finished Goods, Gross	1,037,967	2,569,659	825,853
Organic Fertilizer [Member]
Inventory, Finished Goods, Gross	858,645	737,166	807,689
Forage For Cattle and Consumable [Member]
Inventory, Finished Goods, Gross	3,640,752	278,900	0
HU Plantation [Member]
Inventory, Raw Materials, Gross		0	11,111
Raw Materials For Bread Grass and Organic Fertilizer [Member]
Inventory, Raw Materials, Gross	1,198,784	6,765,536	1,398,965
Raw material for harvested HU plantation [Member]
Inventory, Raw Materials, Gross	692,908	0
Harvested Hu Plantation [Member]
Inventory, Finished Goods, Gross	719,329	0
Immature Seeds [Member]
Inventory, Finished Goods, Gross	0	677,751	842,313
Unharvested HU Plantation [Member]
Inventory, Finished Goods, Gross		$ 0	$ 99,530